Income Taxes (Table)	6 Months Ended
Jun. 30, 2025
Income Taxes
Schedule of deferred tax assets (liabilities)
	As of June 30, 2025	As of December 31, 2024
Net operating loss carryforwards	$1,507,211	$965,019
Change in fair value of warrants	323,489
Change in fair value of convertible debt	54,732
Other expense temporary difference	2,813	2,813
Total deferred tax assets	1,888,245	967,833
Change in fair value of crypto assets	(38,360)	-
Deferred tax liability- Depreciation	(2,263)	(2,263)
Allowance	(1,885,982)	(965,570)
Net deferred tax liability	$38,360	$-

Schedule of federal statutory rate
	June 30, 2025	June 30, 2024
Federal statutory rate	21.0%	21.0%
Valuation allowance	(21.9)	(21.0)

Effective income tax rate	(0.9)%	0.0%

Schedule of income tax provision
	For the six months ended June 30, 2025	For the six months ended June 30, 2024
Deferred income tax expense	$38,360	$-
Current income tax expense	-	-
Total	$38,360	$-